PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2025	2024
	$’000	$’000

At cost
Computer and software	26	35
Furniture and fittings	37	15
Leasehold property	12,190	2,793
Machinery and equipment	5,453	3,624
Motor vehicles	5,944	5,573
Tool and equipment	1,047	952
Office equipment	57	103
Renovation	680	332
Construction in progress	982	6,929

	26,416	20,356
Less: Accumulated depreciation	(6,571)	(5,731)

	19,845	14,625

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ON FINANCE LEASE ARRANGEMENTS

The carrying value of property, plant and equipment on finance lease arrangements held by the Company are summarized as follows:

	As of December 31,
	2025	2024
	$’000	$’000

At cost
Machinery and equipment	2,721	1,923
Motor vehicles	2,733	2,340

	5,454	4,263
Less: Accumulated depreciation	(1,206)	(891)

	4,248	3,372